Note 18 - Financial Instruments - Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents (notes 3 and 4)	$ 28,520	$ 31,332	$ 41,199	$ 41,069
Short-term investments (notes 3 and 5)	17,601	21,532
Reported Value Measurement [Member]
Cash and cash equivalents (notes 3 and 4)	28,520	31,332
Restricted cash	35	32
Short-term investments (notes 3 and 5)	17,601	21,532
Estimate of Fair Value Measurement [Member]
Cash and cash equivalents (notes 3 and 4)	28,520	31,332
Restricted cash	35	32
Short-term investments (notes 3 and 5)	$ 17,601	$ 21,532